Financial instruments and risk management (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities	R$ 64
Market risk [member]
IfrsStatementLineItems [Line Items]
Current asset	365	R$ 73
Non-current asset	501	99
Assets	866	172
Current liabilities	331	212
Non-current liabilities	497	101
Liabilities	828	313
Derivatives liabilities - assets	(38)	R$ 141
Market risk [member] | Non Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments at beginning	14
Change in fair value	(50)
Financial settlement	29
Derivative financial instruments at ending	(7)
Market risk [member] | Non Hedge Accounting Transactions [Member] | Future Contract [Member]
IfrsStatementLineItems [Line Items]
Notional	(14)
Derivative financial instruments at beginning	(9)
Change in fair value	(17)
Financial settlement	27
Derivative financial instruments at ending	1
Market risk [member] | Non Hedge Accounting Transactions [Member] | Swap Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Notional	(44)
Derivative financial instruments at beginning	4
Change in fair value	3
Financial settlement	2
Derivative financial instruments at ending	9
Market risk [member] | Non Hedge Accounting Transactions [Member] | Energy Future Agreements [Member]
IfrsStatementLineItems [Line Items]
Notional	(136)
Derivative financial instruments at beginning	19
Change in fair value	(36)
Derivative financial instruments at ending	(17)
Market risk [member] | Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments at beginning	127
Change in fair value	(162)
Financial settlement	4
Derivative financial instruments at ending	(31)
Market risk [member] | Hedge Accounting Transactions [Member] | Swap Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Notional	(10)
Derivative financial instruments at beginning	20
Change in fair value	24
Derivative financial instruments at ending	44
Market risk [member] | Hedge Accounting Transactions [Member] | Put And Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional	2,526
Derivative financial instruments at beginning	132
Change in fair value	(150)
Financial settlement	(1)
Derivative financial instruments at ending	(19)
Market risk [member] | Hedge Accounting Transactions [Member] | Swap CRA [Member]
IfrsStatementLineItems [Line Items]
Notional	742
Derivative financial instruments at beginning	(49)
Change in fair value	(26)
Financial settlement	19
Derivative financial instruments at ending	(56)
Market risk [member] | Hedge Accounting Transactions [Member] | Swap CDI Dollar [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments at beginning	24
Change in fair value	(10)
Financial settlement	R$ (14)